SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance expenses:
Interest in respect of short-term loans and bank fees	$ 3,518	$ 3,285	$ 2,792
Interest in respect of loans to related parties	608	610	640
Changes in derivatives fair value	2,237
Foreign exchange transactions losses	2,752	970	2,972
Finance expenses	9,115	4,865	6,404
Finance income:
Changes in derivatives fair value		1,395	1,060
Interest in respect of cash and cash equivalent and short-term bank deposits	1,035	152	77
Foreign exchange transactions gains	2,497		2,182
Finance income	3,532	1,547	3,319
Finance expenses, net	5,583	3,318	3,085
Numerator:
Net income attributable to controlling interest, as reported	26,202	74,596	77,766
Adjustment to redemption value of non-controlling interest	(1,137)	(2,248)
Numerator for basic and diluted net income per share	$ 25,065	$ 72,348	$ 77,766
Denominator:
Denominator for basic income per share	34,334	34,706	35,253
Effect of dilutive stock based awards	52	58	211
Denominator for diluted income per share	34,386	34,764	35,464
Earnings Per Share
Basic earnings per share	$ 0.73	$ 2.08	$ 2.21
Diluted earnings per share	$ 0.73	$ 2.08	$ 2.19